INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS
Summary of intangible assets

	Gross carrying amount						Depreciation
	At the		Additions			At the	At the				At the	Net carrying
	beginning		by business			End of the	beginning		By business		End of the	amount at
Item	of the year	Additions	combinations	Impairment	Disposals	year	of the year	Disposals	combinations	Of the year	year	12/31/2023
Measurement at cost
Goodwill	31,027,144	—	—	(4,000,000)	—	27,027,144	—	—	—	—	—	27,027,144
Brands	1,831,210	—	—	—	—	1,831,210	—	—	—	—	—	1,831,210
Other intangible assets(*)	88,245,470	16,916,944	—	—	(756,231)	104,406,183	(51,735,118)	93,369	—	(13,988,733)	(65,630,482)	38,775,701
TOTAL	121,103,824	16,916,944	—	(4,000,000)	(756,231)	133,264,537	(51,735,118)	93,369	—	(13,988,733)	(65,630,482)	67,634,055

	Gross carrying amount						Depreciation
	At the		Additions			At the	At the				At the	Net carrying
	beginning		by business			End of the	beginning		By business		End of the	amount at
Item	of the year	Additions	combinations	Impairment	Disposals	year	of the year	Disposals	combinations	Of the year	year	12/31/2022
Measurement at cost
Goodwill	33,327,743	—	—	(2,300,599)	—	31,027,144	—	—	—	—	—	31,027,144
Brands	1,831,210	—	—	—	—	1,831,210	—	—	—	—	—	1,831,210
Other intangible assets(*)	71,107,364	17,707,912	—	—	(569,806)	88,245,470	(36,979,731)	485,868	—	(15,241,255)	(51,735,118)	36,510,352
TOTAL	106,266,317	17,707,912	—	(2,300,599)	(569,806)	121,103,824	(36,979,731)	485,868	—	(15,241,255)	(51,735,118)	69,368,706

(*)mainly include systems and programs.

Summary of goodwill by cash generating units

	12/31/2023	12/31/2022
Supervielle Seguros S.A.	88,686	88,686
Banco Regional de Cuyo S.A.	464,982	464,982
InvertirOnline S.A.U. / Portal Integral de Inversiones S.A.U.	16,902,605	16,902,605
Micro Lending S.A.U.	9,308,612	13,308,612
Supervielle Agente de Negoación S.A.U.	46,943	46,943
Others	215,316	215,316
TOTAL	27,027,144	31,027,144

Summary of assumptions used in goodwill impairment test

	Real	Forecast	Forecast	Forecast	Forecast	Forecast
	2023	2024	2025	2026	2027	2028
Inflation (end of period)	211.4%	205.6%	80.4%	49.8%	23.7%	8.5%
Inflation (average)	133.5%	249.1%	104.9%	62.0%	34.4%	13.4%
Cost of funding (average)	63.0%	70.0%	45.3%	31.6%	17.8%	9.4%
Loan’s interest rate (average)	82.8%	88.0%	59.3%	43.6%	27.8%	17.4%
Number of borrowings originated by Micro Lending	5,798	7,080	9,996	12,504	14,004	14,004
InvertirOnline'Operating income	7,326	21,213	51,990	88,474	118,939	134,834